Non-current assets by geographic area	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Non-current assets by geographic area	Non-current assets by geographic area

(in KUSD)
Country	December 31, 2022	December 31, 2021
Switzerland	46,975	56,680
United Kingdom	6,779	8,165
United States	1,739	1,203
	55,493	66,048
Non-current assets consist of PP&E, right-of-use assets, intangible assets and interest in joint venture. The interest in joint venture and the majority of i